DIGITAL ASSETS - SECURITIZE, INC. AND SUBSIDIARIES - Summary (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Digital assets from operations	$ 165,100	$ 1,936,626	$ 0
Digital assets held for investment	1,177,803	0	31,246
Fair value	$ 1,342,903	1,936,626	31,246
Stablecoins		0	20,744,633
Cost basis		2,023,098	$ 20,775,879
Location, Statement of Financial Position, Balance [Axis]: us-gaap:PrepaidExpenseAndOtherAssetsCurrent
Crypto Asset, Holding [Line Items]
Stablecoins		$ 86,472